ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM
Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

June 6, 2016

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 33-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 244 to the Trust’s Registration Statement under the Securities Act and Amendment No. 245 to the Trust’s Registration Statement under the 1940 Act (together, the “Dual Purpose Amendment”), including (i) the Prospectus for State Street Treasury Obligations Money Market Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

The Dual Purpose Amendment is being filed principally for registering the Fund, a new series of the Trust, under the 1940 Act and for registering the offering of certain shares of the Fund under the Securities Act. For purposes of registering the Fund under the 1940 Act, Amendment No. 245 is effective immediately upon filing. For purposes of registering the offering of certain shares of the Fund, it is intended that Post-Effective Amendment No. 244 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures